Cover	Aug. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 20, 2021
Entity File Number	001-34568
Entity Registrant Name	KAR Auction Services, Inc.
Entity Central Index Key	0001395942
Entity Tax Identification Number	20-8744739
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11299 N. Illinois Street
Entity Address, City or Town	Carmel
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46032
City Area Code	800
Local Phone Number	923-3725
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	KAR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false